Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
16.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2023	2024	2024
	RMB	RMB	USD
Payable to franchisees	210,052,467	224,856,300	30,805,187
VAT and tax surcharges	129,067,113	145,223,158	19,895,491
Construction payable	22,211,219	24,117,141	3,304,035
Deposits payable	24,759,270	29,756,957	4,076,686
Payable for business combination and asset acquisitions	13,743,026	10,972,875	1,503,278
Others	59,999,622	46,983,860	6,436,762
Total	459,832,717	481,910,291	66,021,439